Troubled Debt Restructurings Modifications (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)		Mar. 31, 2014 INR		Mar. 31, 2013 INR		Mar. 31, 2014 Wholesale loans INR		Mar. 31, 2013 Wholesale loans INR		Mar. 31, 2014 Retail Business Banking INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments USD ($)		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments INR		Mar. 31, 2013 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments Wholesale loans INR		Mar. 31, 2013 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments Wholesale loans INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments Retail Business Banking INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments USD ($)		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments INR		Mar. 31, 2013 Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments Wholesale loans INR		Mar. 31, 2013 Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments Wholesale loans INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments Retail Business Banking INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments USD ($)		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments INR		Mar. 31, 2013 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments INR	Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments Wholesale loans INR	Mar. 31, 2013 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments Wholesale loans INR		Mar. 31, 2014 Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments Retail Business Banking INR
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	$ 4.2	[1]	250.9	[1]	384.1		167.0		384.1	[2]	83.9		$ 0	[1],[3]	0	[1],[3]	346.7	[3]	0	[3]	346.7	[2],[3]	0	[3]	$ 4.2	[1],[4]	250.9	[1],[4]	37.4	[4]	167.0	[4]	37.4	[2],[4]	83.9	[4]	$ 0	[1]	0	[1]	0	0	0	[2]	0
Balance of Principal Forgiven	0	[1]	0	[1]	272.6		0		272.6	[2]	0
Net P&L impact	$ 2.6	[1],[5]	154.8	[1],[5]	285.5	[5]	147.0	[5]	285.5	[2],[5]	7.8	[5]

[1]	TDR modification during the year ended March 31, 2014 comprised of four cases.
[2]	TDR modification during the year ended March 31, 2013 comprised of two cases.
[3]	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
[4]	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
[5]	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred